TAXATION - Deferred tax assets and liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
TAXATION
Total deferred tax assets at the beginning		Rp 2,804
Total deferred tax assets at the beginning		2,804	Rp 769
Effect from Initial application of new IFRS		(82)
(Charged) credited to profit or loss		234	1,588
(Charged) credited to other comprehensive income		(474)	351
Reclassification			96
(Charged) credited to equity		(5)
Total deferred tax assets at the ending			2,804	Rp 769
Total deferred tax assets at the ending	$ 172	2,477	2,804
Total deferred tax liabilities at the beginning		(933)
Total deferred tax liabilities at the beginning		(933)	(745)
Effect from Initial application of new IFRS		82
Total deferred tax liabilities at the ending			(933)	(745)
Total deferred tax liabilities at the ending	$ (83)	(1,197)	(933)
(Charged) credited to profit or loss		(168)	(189)
(Charged) credited to other comprehensive income		(124)	143
Reclassification			(142)
(Charged) credited to equity		(54)
Total deferred tax liabilities at the ending		(1,197)
Deferred tax assets - net		2,804	769	769		Rp 2,804
Temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized					Rp 31,296	31,783
The company
TAXATION
Total deferred tax assets at the beginning		2,471
Total deferred tax assets at the beginning		2,461	511
Total deferred tax assets at the beginning		2,473	533
Effect from Initial application of new IFRS		(40)
Effect from Initial application of new IFRS		(82)
(Charged) credited to profit or loss		199	1,598
(Charged) credited to other comprehensive income		(466)	342
Total deferred tax assets at the ending			2,461	511
Total deferred tax assets at the ending		2,164	2,471
Total deferred tax assets at the ending			2,473	533
Total deferred tax liabilities at the beginning		(12)	(22)
Total deferred tax liabilities at the beginning		(10)
Effect from Initial application of new IFRS		(42)
(Charged) credited to profit or loss		(40)	10
Total deferred tax liabilities at the ending		(92)	(10)
Total deferred tax liabilities at the ending			(12)	(22)
(Charged) credited to profit or loss		159	1,608
(Charged) credited to other comprehensive income		(466)	342
Total deferred tax liabilities at the ending		2,072
Deferred tax assets - net		Rp 2,461	Rp 511	Rp 511		2,461
Change in tax rate	(5.00%)	(5.00%)	(5.00%)	(5.00%)
Applicable tax rate	20.00%	20.00%	20.00%	20.00%
The company | Net periodic pension and other post-employment benefits costs
TAXATION
Total deferred tax assets at the beginning		Rp 1,102	Rp 563
Total deferred tax assets at the beginning		1,102
(Charged) credited to profit or loss		27	197
(Charged) credited to other comprehensive income		(466)	342
Total deferred tax assets at the ending		663	1,102
Total deferred tax assets at the ending			1,102	Rp 563
Deferred tax assets - net		1,102	1,102		663	1,102
The company | Provision for impairment of receivables
TAXATION
Total deferred tax assets at the beginning		594	388
Total deferred tax assets at the beginning		594
Effect from Initial application of new IFRS		(40)
(Charged) credited to profit or loss		132	206
Total deferred tax assets at the ending		686	594
Total deferred tax assets at the ending			594	388
Deferred tax assets - net		594	594		686	594
The company | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning		247	209
Total deferred tax assets at the beginning		247
(Charged) credited to profit or loss		(32)	38
Total deferred tax assets at the ending		215	247
Total deferred tax assets at the ending			247	209
Deferred tax assets - net		247	247		215	247
The company | Difference between accounting and tax bases of property and equipment
TAXATION
Total deferred tax assets at the beginning		240	772
(Charged) credited to profit or loss		180	1,012
Total deferred tax assets at the ending		420	240	772
Deferred tax assets - net		240	772	772	420	240
The company | Fiscal loss
TAXATION
Total deferred tax assets at the beginning		172
Total deferred tax assets at the beginning		172
(Charged) credited to profit or loss		(172)	172
Total deferred tax assets at the ending			172
Total deferred tax assets at the ending			172
Deferred tax assets - net		172	172			172
The company | Deferred installation fee
TAXATION
Total deferred tax assets at the beginning		74	75
Total deferred tax assets at the beginning		74
(Charged) credited to profit or loss		18	(1)
Total deferred tax assets at the ending		92	74
Total deferred tax assets at the ending			74	75
Deferred tax assets - net		74	74		92	74
The company | Accrued expenses and provision for inventory obsolescence
TAXATION
Total deferred tax assets at the beginning		43	69
Total deferred tax assets at the beginning		43
(Charged) credited to profit or loss		36	(26)
Total deferred tax assets at the ending		79	43
Total deferred tax assets at the ending			43	69
Deferred tax assets - net		43	43		79	43
The company | Cost to obtain contracts
TAXATION
Effect from Initial application of new IFRS		(42)
(Charged) credited to profit or loss		(38)
Total deferred tax liabilities at the ending		(80)
The company | Valuation of long-term investments
TAXATION
Total deferred tax liabilities at the beginning		(11)	(11)
Total deferred tax liabilities at the ending		(11)
Total deferred tax liabilities at the ending			(11)	(11)
The company | Finance leases
TAXATION
Total deferred tax assets at the beginning		1	1
(Charged) credited to profit or loss			0
Total deferred tax assets at the ending			1	1
Total deferred tax liabilities at the beginning		1
(Charged) credited to profit or loss		(2)
Total deferred tax liabilities at the ending		(1)	1
The company | Land rights, intangible assets and others
TAXATION
Total deferred tax assets at the beginning		(1)
(Charged) credited to profit or loss		10
Total deferred tax assets at the ending		9	(1)
Total deferred tax liabilities at the beginning		(1)	(11)
(Charged) credited to profit or loss			10
Total deferred tax liabilities at the ending			(1)	Rp (11)
Deferred tax assets - net		Rp (1)	Rp (1)		Rp 9	(1)
Subsidiaries
TAXATION
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Telkomsel
TAXATION
Total deferred tax assets at the beginning		Rp 861	Rp 621
Effect from Initial application of new IFRS		98
(Charged) credited to profit or loss		171	109
(Charged) credited to other comprehensive income		(119)	131
Total deferred tax assets at the ending		1,011	861	Rp 621
Total deferred tax liabilities at the beginning		(1,338)	(1,079)
Total deferred tax liabilities at the beginning		(477)	(458)
Effect from Initial application of new IFRS		98
(Charged) credited to profit or loss		(292)	(134)
Reclassification			(125)
Total deferred tax liabilities at the ending			(477)	(458)
Total deferred tax liabilities at the ending		(1,630)	(1,338)	(1,079)
(Charged) credited to profit or loss		(121)	(25)
(Charged) credited to other comprehensive income		(119)	131
Reclassification			(125)
Total deferred tax liabilities at the ending		(619)
Telkomsel | Provision for impairment of receivables
TAXATION
Total deferred tax assets at the beginning		184	143
Effect from Initial application of new IFRS		98
(Charged) credited to profit or loss		88	41
Total deferred tax assets at the ending		370	184	143
Telkomsel | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning		677	478
(Charged) credited to profit or loss		83	68
(Charged) credited to other comprehensive income		(119)	131
Total deferred tax assets at the ending		641	677	478
Telkomsel | Difference between accounting and tax bases of property and equipment
TAXATION
Total deferred tax liabilities at the beginning		(552)	(482)
(Charged) credited to profit or loss		(64)	55
Reclassification			(125)
Total deferred tax liabilities at the ending		(616)	(552)	(482)
Telkomsel | Finance leases
TAXATION
Total deferred tax liabilities at the beginning		(726)	(549)
(Charged) credited to profit or loss		(170)	(177)
Total deferred tax liabilities at the ending		(896)	(726)	(549)
Telkomsel | License amortization
TAXATION
Total deferred tax liabilities at the beginning		(60)	(48)
(Charged) credited to profit or loss		(58)	(12)
Total deferred tax liabilities at the ending		(118)	(60)	(48)
Subsidiaries - others
TAXATION
Total deferred tax assets at the beginning		343	258
Effect from Initial application of new IFRS		0
(Charged) credited to profit or loss		75	(20)
(Charged) credited to other comprehensive income		(8)	9
(Charged) credited to equity		(5)	96
Total deferred tax assets at the ending			343	258
Total deferred tax assets at the ending		405
Total deferred tax liabilities at the beginning		(456)	(287)
Effect from Initial application of new IFRS		(16)
Total deferred tax liabilities at the ending			(456)	(287)
(Charged) credited to profit or loss		(47)	(164)
(Charged) credited to other comprehensive income		(5)	12
Reclassification		(54)	(17)
Total deferred tax liabilities at the ending		(578)
Deferred tax assets - net		Rp 343	Rp 258	Rp 258		Rp 343